Derivative Financial Instruments and Risk Management (Details 2) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Derivatives Fair Value
Designated derivatives, Asset (Liability) Fair Value	$ 244	$ 172
Undesignated derivatives, Asset (Liability) Fair Value	23	64
Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Designated derivatives, foreign exchange contracts, Asset Fair Value	65	27
Designated derivatives, interest rate contracts, Asset Fair Value	1	1
Undesignated derivatives, foreign exchange contracts, Asset Fair Value	120
Undesignated derivatives, commodity contracts, Asset Fair Value	17	10
Receivables - trade and other | Financial Products
Derivatives Fair Value
Designated derivatives, interest rate contracts, Asset Fair Value	14	18
Undesignated derivatives, foreign exchange contracts, Asset Fair Value	6	20
Undesignated derivatives, interest rate contracts, Asset Fair Value		1
Long-term receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Designated derivatives, foreign exchange contracts, Asset Fair Value	52	125
Undesignated derivatives, foreign exchange contracts, Asset Fair Value		66
Long-term receivables - trade and other | Financial Products
Derivatives Fair Value
Designated derivatives, interest rate contracts, Asset Fair Value	197	127
Undesignated derivatives, interest rate contracts, Asset Fair Value		1
Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Designated derivatives, foreign exchange contracts, Liability Fair Value	(66)	(22)
Designated derivatives, interest rate contracts, Liability Fair Value		(1)
Undesignated derivatives, foreign exchange contracts, Liability Fair Value	(46)
Undesignated derivatives, interest rate contracts, Liability Fair Value	(6)	(7)
Accrued expenses | Financial Products
Derivatives Fair Value
Designated derivatives, interest rate contracts, Liability Fair Value	(18)	(100)
Undesignated derivatives, foreign exchange contracts, Liability Fair Value	(9)	(18)
Undesignated derivatives, interest rate contracts, Liability Fair Value	(1)	(6)
Other liabilities | Machinery and Power Systems
Derivatives Fair Value
Designated derivatives, foreign exchange contracts, Liability Fair Value	(1)	(3)
Undesignated derivatives, foreign exchange contracts, Liability Fair Value	$ (58)	$ (3)